Basis of Presentation and General Information (Details)		6 Months Ended
	Aug. 25, 2025	Jun. 30, 2025 Segment
Disclosure of Basis of Presentation and General Information [Abstract]
Number of reportable segments		2
Dry Bulk Segment [Member]
Disclosure of Basis of Presentation and General Information [Abstract]
Number of reportable segments		1
Tanker Segment [Member]
Disclosure of Basis of Presentation and General Information [Abstract]
Number of reportable segments		1
Subsequent Event [Member]
Disclosure of Basis of Presentation and General Information [Abstract]
Reverse stock split ratio	0.04